Share Capital and Share Premium - Summary of Share Capital and Share Premium (Parenthetical) (Detail) - £ / shares	Jun. 30, 2023	Dec. 31, 2022
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Par value per share	£ 0.04	£ 0.04